Related-Party and Party-In-Interest Transactions (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
SBA Defined Contribution Plan for Citizens and Farmers Bank (the Plan) | Voya Retirement Insurance and Annuity Company
Related-Party and Party-In-Interest Transactions
Excess revenue amount	$ 0